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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year of Quarter Ended: June 30, 2008

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one):
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                         San Francisco, California 94111

                         Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                           ---------------------------
                            San Francisco, California
                                 August 11, 2008


                                  Report Type:
                               13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                        Number of Other Included Managers

                                        1

                    Form 13 F Information Table Entry Total:

                                       20

                    Form 13 F Information Table Value Total:

                              $156,942 (thousands)

List of Other Included Managers:

          Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.

FORM 13F INFORMATION TABLE

Column 1                         Column 2        Column 3    Column 4    Column 5              Column 6  Column 7      Column 8
                                                               VALUE      SHARES/    SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (x $1000)   PRN AMT($)  PRN  CALL  DSCRETN  MANAGERS   SOLE     SHARED
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP            COM               00208J108     21,322     540,200     SH         Other       1       540,200
CAPITALSOURCE INC             COM               14055X102      3,181     287,100     SH   Call  Other       1       287,100
CAPITALSOURCE INC             COM               14055X102      3,039     274,300     SH   Put   Other       1       274,300
CAPITALSOURCE INC             NOTE 7.250% 7/1   14055XAG7     31,988  38,100,000     PRN        Other       1    38,100,000
CARMIKE CINEMAS INC           COM               143436400      5,008     853,185     SH         Other       1       853,185
CLEARWIRE CORP                CL A              185385309      7,890     608,800     SH   Put   Other       1       608,800
CRAY INC                      NOTE 3.000% 12/0  225223AB2      5,265   6,000,000     PRN        Other       1     6,000,000
DOLLAR FINL CORP              COM               256664103      4,361     288,584     SH         Other       1       288,584
DORAL FINL CORP               COM NEW           25811P886      2,776     205,000     SH   Call  Other       1       205,000
EZCORP INC                    CL A NON VTG      302301106     18,476   1,449,100     SH         Other       1     1,449,100
GLOBAL CROSSING LTD           NOTE 5.000% 5/1   37932JAA1     10,017  10,000,000     PRN        Other       1    10,000,000
HECKMANN CORP                 *W EXP 11/09/201  422680116      1,498     587,500     SH         Other       1       587,500
INFORMATION SERVICES GROUP I  *W EXP 01/31/201  45675Y112         67     156,800     SH         Other       1       156,800
METROPCS COMMUNICATIONS INC   COM               591708102      7,204     406,750     SH         Other       1       406,750
NORTHWEST AIRLS CORP          COM               667280408        518      77,748     SH         Other       1        77,748
PALM INC NEW                  COM               696643105      4,528     840,000     SH   Put   Other       1       840,000
SALESFORCE COM INC            COM               79466L302     12,111     177,500     SH   Put   Other       1       177,500
SILICON GRAPHICS INC          COM NEW           827056300      8,297   1,505,858     SH         Other       1     1,505,858
TIME WARNER TELECOM INC       CL A              887319101      4,040     252,017     SH         Other       1       252,017
TIME WARNER TELECOM INC       DBCV 2.375% 4/0   887319AC5      5,356   5,000,000     PRN        Other       1     5,000,000